Reverse Recapitalization (Details Narrative) - USD ($)					12 Months Ended
	Jun. 08, 2023	Nov. 18, 2022	Nov. 17, 2022	Jul. 25, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ordinary shares, issued			1,500,000
Ordinary shares, outstanding			1,500,000			24,627,509	20,191,770
Converted shares			14,000,000
Ordinary shares, par value			$ 0			$ 0
Exchange ratio			$ 9.33
Earnout shares			4,000,000
Number of additional shares issued	1,600,000		6,191,770	4,626,667		1,000,000
Share price	$ 1.48
Revenue						$ 3,706,458	$ 3,764,295	$ 4,558,520
Net income						(10,039,481)	(24,884,122)	864,829
Public ordinary shares			2,591,545
Redemption shares			6,033,455
Private ordinary shares, par value			$ 0
Private ordinary shares, outstanding			292,250
Founder shares, par value			$ 0
Founder shares, outstanding			2,156,250
Public rights shares			8,625,000
Private rights shares			292,250
Converted shares			891,725
Repayments of convertible promissory note			$ 300,000
Proceeds from the Reverse Recapitalization		$ 1,300,000					$ 1,324,961
Funds held in trust account		87,074,185
Funds held in operating cash account		248,499
Amount paid to redeem public shares		$ 60,839,550
Redeem public shares		6,033,455	6,033,455
Payments of transaction costs		$ 2,965,646
Payments of forward purchase agreements		21,892,527
Repayments of promissory note related party		$ 300,000
Share Purchase Agreement [Member]
Ordinary shares, issued			60,000
Business Combination [Member]
Ordinary shares, issued			200,000
Forecast [Member]
Number of additional shares issued					1,000,000
Minimum [Member]
Revenue						20,100,000
Net income						$ 3,600,000
Minimum [Member] | Forecast [Member]
Revenue					$ 40,100,000
Net income					$ 10,100,000
First Anniversary [Member]
Number of additional shares issued			1,000,000
Share price			$ 15.00
Second Anniversary [Member]
Number of additional shares issued			1,000,000
Share price			$ 20.00